Acquisitions (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended				12 Months Ended		12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2011	Feb. 29, 2012 Acquisition Yokogawa-ORC [Member]	Dec. 31, 2012 Current Year Acquisitions [Member]	Dec. 31, 2012 Released Cash Held in Escrow [Member]	Dec. 31, 2011 Released Cash Held in Escrow [Member]	Dec. 31, 2010 Released Cash Held in Escrow [Member]	Dec. 31, 2011 Minority Interest Acquired [Member]	Jun. 30, 2011 Minority Interest Acquired [Member]	Dec. 31, 2012 Purchase Consideration for Acquisitions During the Period [Member]	Dec. 31, 2011 Prior Years Acquisitions [Member]	Dec. 31, 2011 Remaining Prior Years Acquisitions [Member]	Dec. 31, 2012 Risk and Insurance Services [Member]	Dec. 31, 2011 Risk and Insurance Services [Member]	Dec. 31, 2012 Consulting [Member]	Dec. 31, 2011 Consulting [Member]	Dec. 31, 2012 Maximum [Member] Current Year Acquisitions [Member]	Dec. 31, 2011 Maximum [Member] Prior Years Acquisitions [Member]	Dec. 31, 2012 Minimum [Member] Current Year Acquisitions [Member]	Dec. 31, 2011 Minimum [Member] Prior Years Acquisitions [Member]
Finite-Lived Intangible Asset, Useful Life	10 years
Cash						$ 252	$ 62	$ 0	$ 0				$ 164
Estimated fair value of deferred/contingent consideration	46	33	81			46							33
Total Consideration	360					360					8		197
Adjustments to Additional Paid in Capital, Other										2
Deferred purchase consideration				13		59								27
Purchase of other intangible assets	3	4	3			3
Number of acquisitions made															12	7	3	5
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage					49.00%
Revenue target period, in years																			4 years	4 years	2 years	2 years
Revenue related to acquisitions	12,013	11,778	10,839			113
Net operating income related to acquisitions	1,214	990	580			21
Contingent payments for acquisitions	$ 30	$ 16										$ 30